Fair value measurement	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Financial assets measured at fair value on a recurring basis are classified using the fair value hierarchy in the table below:

As of December 31, 2022	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Term deposits	€159,000	€—	€159,000
Short-term investments
Term deposits	45,000	—	45,000
Investments and other assets:
Term deposits	1,351	—	1,351
Total	€205,351	€—	€205,351

As of December 31, 2021	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€19,922	€19,922	€—
Investments and other assets:
Term deposits	1,351	—	1,351
Total	€21,273	€19,922	€1,351
We value our financial assets using quoted market prices or alternative pricing sources and models utilizing market observable inputs.
Money market funds are valued at the closing price reported by the fund sponsor from an actively traded exchange. These are included within cash equivalents as Level 1 measurements.
We hold term deposit investments with financial institutions. We classify our term deposits within Level 2 in the fair value hierarchy because they are valued at amortized cost, which approximates fair value. Term deposits with a maturity of less than three months are classified as cash equivalents, those with a maturity of more than three months but less than one year are classified as short-term investments and those with a maturity of more than one year are classified as investments and other assets.
Investments in term deposits with a maturity of more than one year are restricted by long-term obligations related to the campus building.
Assets measured at fair value on a non-recurring basis
Our non-financial assets, such as goodwill, intangible assets and investments accounted under the equity method are adjusted to fair value when an impairment charge is recognized or the underlying investment is sold. Such fair value measurements are based predominately on Level 3 inputs.
Goodwill and intangible assets
We recorded a cumulative goodwill impairment of €104.6 million and a cumulative indefinite-lived intangible asset impairments of €80.0 million for the year ended December 31, 2022.
Goodwill is assigned to our three reporting units on the basis of their relative fair values. The fair value of each reporting unit was estimated using a blended analysis of the present value of future discounted cash flows and market valuation approach using Level 3 inputs. We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks, and domain names using the relief-from royalty method. This method uses Level 3 inputs including projected revenues, royalty savings rate and discount rate. See Note 8 - Goodwill and intangible assets, net.